Unaudited Interim Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Unaudited Interim Condensed Consolidated Statement of Operations [Abstract]
Vessel revenue, net	$ 17,937	$ 20,227
Expenses:
Voyage expenses	(735)	(2,576)
Vessel operating expenses	(6,590)	(9,036)
Management fees	(134)	(231)
Management fees-related party	(721)	(944)
General and administration expenses	(2,629)	(1,432)
Depreciation and amortization	(3,569)	(4,382)
Amortization of deferred dry-docking costs	(714)	(2,058)
Gain on disposal of equity method investment	523	0
Gain / (loss) on sale of vessel, net	156	(155)
Operating income / (loss)	3,524	(587)
Other income / (expenses), net:
Interest and finance costs	(2,242)	(3,692)
Interest and finance costs-related party	(282)	(48)
Interest income	99	40
Other income	48	0
Loss on equity method investment	(7)	(44)
Loss on extinguishment of debt	(113)	(233)
Gain on acquisition of RGI	0	1,268
Foreign currency exchange loss, net	(6)	(211)
Total other expenses, net	(2,503)	(2,920)
Net income / (loss)	1,021	(3,507)
Less: Net income / (loss) attributable to non-controlling interest	71	(6)
Net income / (loss) attributable to common stockholders of United Maritime Corporation	$ 950	$ (3,501)
Earnings / (loss) per common share, basic (in dollars per share)	$ 0.1	$ (0.4)
Earnings / (loss) per common share, diluted (in dollars per share)	$ 0.1	$ (0.4)
Weighted average number of common shares outstanding, basic (in shares)	9,060,304	8,802,941
Weighted average number of common shares outstanding, diluted (in shares)	9,508,453	8,802,941